Investments (Detail) - USD ($) $ in Millions	Oct. 03, 2020	Sep. 28, 2019
Investments [Abstract]
Investments, equity basis	$ 2,632	$ 2,922
Investments, other	1,271	302
Investments	$ 3,903	$ 3,224